RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

In November 2015, the Company entered into a sales representation agreement with a third party, partially owned by an individual who is a Class B member of Holdings and who was then a member of Holdings’ Board of Managers. In 2016, the Company commenced litigation against such third party seeking a judicial determination that the sales representation agreement was void and unenforceable, among other claims. In February 2018, the trial court ruled against Holdings in the litigation, concluding that the sales representation agreement was valid and enforceable. Holdings appealed the ruling, however, the ruling was upheld. As a result of the ruling, Holdings was instructed to pay the commissions in accordance with the terms of the sales representation agreement, interest related to the commissions, and legal fees on behalf of the third party. Expenses relating to this agreement for the years ended December 31, 2021, 2020, and 2019 amounted to $9,508, $6,724, and $9,232, respectively and were recorded as a component of selling, general and administrative expenses. In October 2019, Holdings terminated the sales representation agreement. Customers in place prior to the termination of the agreement are subject to the arrangement and are eligible for future commissions, which are payable and are being accrued and paid in accordance with the terms of the sales representation agreement. Amounts accrued as a component of accrued expenses as of December 31, 2021, and December 31, 2020 related to this agreement amounted to $3,402 and $2,786.

In March 2021, the Company received from such third party a notice of dispute with respect to whether commissions are due and owing on product sales to certain of the Company’s customers which, if successful, could require payments ranging from $4,000 to $11,000, plus costs and expenses, together with additional commission payments on future sales, if any, to such customers. The Company does not believe these commissions are owed, and intends to vigorously oppose this claim, which may include legal proceedings. The Company has not accrued any amount as a component of accrued expense related to the notice of dispute as of December 31, 2021.